Equity (Details) - USD ($)																																					1 Months Ended		6 Months Ended		12 Months Ended
		Jun. 21, 2023	May 30, 2023	Mar. 28, 2023	Feb. 03, 2023	Jan. 05, 2023	Jan. 01, 2023	Dec. 29, 2022	Dec. 28, 2022	Dec. 20, 2022	Dec. 15, 2022	Dec. 12, 2022	Dec. 05, 2022	Nov. 01, 2022	Sep. 20, 2022	Sep. 09, 2022	Sep. 01, 2022	Aug. 24, 2022	Jul. 15, 2022	Jun. 28, 2022	May 25, 2022	May 18, 2022	May 16, 2022	Jan. 28, 2022	Jan. 26, 2022	Jan. 20, 2022	Sep. 23, 2021	Aug. 05, 2021	May 26, 2021	Feb. 18, 2021	Sep. 26, 2020	Aug. 17, 2020	Nov. 28, 2019	Sep. 30, 2019	Apr. 04, 2019	Aug. 18, 2018	Mar. 24, 2023	Feb. 23, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 01, 2022	Jun. 01, 2021	Feb. 06, 2021
Equity (Details) [Line Items]
Authorized share capital			16,666,700										16,666,700
Divided shares													10,000,000,000
Prepaid shares																																					167,592,318
Share capital (in Dollars)			$ 1
Share par value			0.05
Share capital (in Dollars)			$ 50,000,000
Description of shareholder agreement																																							(i) a share consolidation of every eight (8) issued and unissued ordinary shares with par value of US$0.050 each in the Company’s issued and unissued share capital be consolidated into one (1) share with par value of US$ 0.40 (the “Share Consolidation”); (ii) an increase in the authorized share capital of the Company from US$50,000,000 divided into 125,000,000 shares of a nominal or par value of US$0.40 each, to US$200,000,000 divided into 500,000,000 shares of a nominal or par value of US$0.40 each (the “Share Capital Increase”); (iii) a dual-class share structure of Class A and Class B ordinary shares of the Company, with each Class A and Class B ordinary share ranking pari passu and having the same rights, preferences, privileges and restrictions, except that, voting as the same class, each Class B ordinary share is entitled to thirty (30) votes and each Class A ordinary is entitled one (1) vote (the “Dual-class Share Structure”); (iv) a re-designation of 2,000,000 shares of the 500,000,000 authorized shares as Class B ordinary shares and 498,000,000 shares of the 500,000,000 authorized shares as Class A ordinary shares; (v) a re-designation of the 243,903 shares (after giving effect to the Share Consolidation) held by Mr. Stewart Lor, CEO and Chairman of the Board of the Company, as Class B ordinary shares (together with item
Ordinary shares issued	[1]																																						3,953,773		1,187,498
Ordinary, shares outstanding	[1]																																						3,953,773		1,187,498
Stock split option		220																									1,042		14,958				240	208					172,528		95,313
Cancelled shares		1,756
Restricted shares as compensation																																	57,540	50,000
Restricted shares (in Dollars)																						$ 11,564					$ 320,000				$ 209,000			$ 164,000					$ 1,361,637
Shares issued																																												10,000
Agreed to pay total shares																											250,000					10,000
Term compensation																											1 year
Pursuant to agreement																											250,000
Investor relations advisory service																																							On January 4, 2023, March 14, 2023, March 27, 2023, April 23, 2023 and June 26, 2023, the Company issued 909,091(split-adjusted 3,788), 3,000,000 (split-adjusted 12,500), 2,272,727 (split-adjusted 9,470), 3,030,303 (split-adjusted 12,626) and 349,650 (split-adjusted 43,706) ordinary shares as compensation to an advisory firm for the related investor relations advisory service.
Consulting fee expense (in Dollars)																																							$ 1,396,470	$ 429,284
Share-based compensation expenses (in Dollars)																																							$ 17,416		$ 52,249
Board authorized, description																																							Pursuant to the agreement, Spring Field Fund SPC shall purchase $600,000 of the Company’s ordinary shares at a higher price of (i)80% of the closing bid price at May 17, 2023; or (ii) a price further negotiated and agreed by both parties upon closing; or (iii) $0.05. Net proceeds of $600,000 was received on May 18, 2023, as of this filing date, the related ordinary shares have not been issued.
Contractual term																																				10 years
Number of outstanding percentage																																				20.00%
Stock options exercised																														58,110
Ordinary share issued																																														23,954
Stock options per shares				1,151,869	0.4	478,747	933	933	230,419	20.16	933	0.4		231,278	10,069	70,979		23,985		83,094	24,708		63.6		81.6	71,410		16,729	1.22								698,301	0.4	49,319		0.4	0.4
Modification expense (in Dollars)										$ 206,461													$ 137,641		$ 2,139,555
Net proceeds amount (in Dollars)					$ 111,875																			$ 56,449															$ 499,063			$ 5,128,477
Stock Issued During Period, Shares, Other																																							1,300,173
Ordinary shares received																																							2,900,000
Ordinary shares outstanding																																							500,000
Aggregate ordinary shares, par value (in Dollars per share)					$ 0.00166667																$ 0.4																	$ 0.00166667			$ 0.00166667	$ 0.00166667
Conversion amount (in Dollars)																																							$ 3,128,453	$ 2,275,905
Sale of ordinary shares					26,849,931																																	30,000,000				1,626,327
Aggregate offering price (in Dollars)																																						$ 200,000,000
Consideration of equity interest percentage				65.00%																																	32.00%
Fair value of shares issued (in Dollars)				$ 24,078,675		$ 12,640,062																															$ 15,906,186
Asset acquisition (in Dollars)						$ 114,899,222
Agreed pre issue				276,448,625
Allocation of statutory reserve percentage																																							10.00%
Registered capital percentage																																							50.00%
Statutory reserve balances (in Dollars)
Powerbridge Technologies Co., Ltd. [Member]
Equity (Details) [Line Items]
Stock split option																																							1,187,498
Two Thousand Eighteen Stock option plan [Member]
Equity (Details) [Line Items]
Stock split option																													3,590,000
Stock options per shares										0.084													0.265		0.34
Conversion of convertible notes [Member]
Equity (Details) [Line Items]
Stock options per shares												58,257
Long-Term Investment [Member]
Equity (Details) [Line Items]
Ordinary shares issued									55,300,530					55,506,750				5,756,481		19,942,553						17,138,305
Consideration of equity interest percentage									20.00%					19.00%				5.00%		15.00%
Fair value of shares issued (in Dollars)									$ 4,446,163					$ 9,058,701				$ 1,844,377		$ 6,674,772						$ 8,305,222
Other Long-Term Investments [Member]
Equity (Details) [Line Items]
Consideration of equity interest percentage																										19.99%
Warrant [Member]
Equity (Details) [Line Items]
Public offering warrants, description																																							the Company issued warrants totaling 122,500 (split- adjusted 510) units to the placement agents (the “Public Offering Warrants”). The warrants carry a term of five years and shall be exercisable at $5.50 (split- adjusted $1,320) per share. Management determined that these warrants are equity instruments because the warrants are both a) indexed to its own stock; and b) classified in shareholders’ equity. The warrants were recorded at their fair value on the date of grant as a component of shareholders’ equity. As of June 30, 2023 and December 31, 2022, no warrants were exercised. weighted average remaining life of 0.76 years and 1.24 years, respectively. The fair value of this Public Offering Warrants was $356,200, which was considered a direct cost of IPO and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying share of $5.00 (split-adjusted 1200), risk free rate of 2.2%; expected term of 5 years; exercise price of the warrants of $5.5 (split- adjusted $1,320), volatility of 71.9%; and expected future dividends of nil.
Ordinary Shares Issued for Consulting Services [Member]
Equity (Details) [Line Items]
Ordinary shares issued																						37,255
Restricted shares (in Dollars)																											$ 320,000				$ 27,900		$ 171,469
Agreed to pay																															100,000
Shares issued																																													100,000
Restricted shares issued																																									56,800
IPO [Member]
Equity (Details) [Line Items]
Initial public offering , description																																							the Board approved to issue 1,050,500 (split-adjusted 4,377) stock options to its employees under 2018 stock option plan with exercise price of $5.0 (split-adjusted 1,200) per share.
Private Placement [Member]
Equity (Details) [Line Items]
Ordinary shares issued							223,880	223,880			223,880					223,880																									17,035,074
Stock split option																																							20,833
Purchase of ordinary shares (in Dollars)								$ 15,000,000								$ 30,000,000	$ 15,000,000
Market price percentage								96.00%								96.00%	97.00%
Net proceeds amount (in Dollars)																																									$ 3,511,317
Shares issued for reserve [Member]
Equity (Details) [Line Items]
Ordinary shares issued															2,416,650													4,014,964
Meeting [Member]
Equity (Details) [Line Items]
Equity description																																							(a) the name of the Company be changed from Powerbridge Technologies Co., Ltd. to X3 Holdings Co., Ltd., and ticker symbol of the Company be changed from “PBTS” to “XTKG” (the “Name Change”). (b) the authorized share capital of the Company be increased from US$200,000,000 divided into 500,000,000 shares of a nominal or par value of US$0.40 each to US$2,000,000,000 divided into 5,000,000,000 ordinary shares of a nominal or par value of US$0.40 each by creation of an additional 4,500,000,000 ordinary shares of a nominal or par value of US$0.40 each (the “Share Capital Increase”). (c) 18,000,000 ordinary shares of the additional 4,500,000,000 authorized ordinary shares be re-designated as Class B ordinary shares and 4,482,000,000 ordinary shares of the additional 4,500,000,000 authorized ordinary shares as Class A ordinary shares (together, the “Share Re-designation”), such the authorized share capital of the Company shall be changed to “US$2,000,000,000 divided into (i) 4,980,000,000 Class A ordinary shares of a par value of US$0.40 each, and (ii) 20,000,000 Class B ordinary shares of a par value of US$0.40 each.” (d) to adopt the sixth amended and restated memorandum and articles of association in replace of the Company’s currently in effect fifth amended and restated memorandum and articles of association to reflect the changes in connection with the Name Change, the Share Capital Increase and the Share Re-designation (the “Sixth Amendment of Memorandum”). (e) to ratify the election of Mr. Phillip Tao QIU and Dr. Ruizhong JIANG as Independent Directors of the Company with a one-year term of office until the annual general meeting of the shareholders of the Company to be held in 2024 (the “Directors Appointment”). (f) to grant general authorizations to the board of directors or any one director or officer of the Company to take any and every action that might be necessary, appropriate or desirable to effect the foregoing resolutions as such director or officer, in his or her absolute discretion, thinks fit.
Conversion Convertible Loan [Member]
Equity (Details) [Line Items]
Aggregate ordinary shares												13,981,758									5,929,838
Aggregate ordinary shares, par value (in Dollars per share)												$ 0.00166667									$ 0.00166667
Conversion amount (in Dollars)					$ 3,128,453							$ 1,534,654									$ 2,261,270
Director [Member]
Equity (Details) [Line Items]
Ordinary, shares outstanding																			1
Agreed to pay total shares																			12,000,000
Per share (in Dollars per share)																			$ 0.00166667
Restricted Stock Units (RSUs) [Member]
Equity (Details) [Line Items]
Share-based compensation expenses (in Dollars)																																							$ 8,901,667		$ 11,081,667
Agreed to pay																			12,000,000
Fair value of shares (in Dollars)																			$ 13,080,000
Equity Option [Member]
Equity (Details) [Line Items]
Share-based compensation expenses (in Dollars)																																							$ 2,180,000
2018 Stock Option Plan [Member]
Equity (Details) [Line Items]
Stock split option																									5,809,964
Share-based compensation expenses (in Dollars)																																											$ 2,630,758
Board authorized, description																																							The Board authorized that the maximum aggregate number of ordinary shares reserved and available pursuant to this Plan shall be the aggregate of (i) 1,035,787 (split-adjusted 4,316) shares, and (ii) on each January 1, starting with January 1, 2019, an additional number of shares equal to the lesser of (A) 2% of the outstanding number of ordinary shares (on a fully-diluted basis) on the immediately preceding December 31, and (B) such lower number of ordinary shares as may be determined by the Committee.
Stock option, description																																							On April 4, 2019, the Board approved to issue 300,000 (split-adjusted 1,250) stock options to an external consultant under 2018 stock option plan with exercise price of $3.75 (split-adjusted 900) per share. These options were fully vested upon grant and will expire no later than April 3, 2029.
Stock Plan 2018 [Member]
Equity (Details) [Line Items]
Stock split option																													31,687
Board approved to issue																													7,604,964
Minimum [Member]
Equity (Details) [Line Items]
Divided shares			333,333,333
Stock split option																									7,479
stock options vesting period																													1 year						1 year
Stock options per shares										0.265													0.34		1.22
Minimum [Member] | Smartconn [Member]
Equity (Details) [Line Items]
Equity percentage						31.00%
Maximum [Member]
Equity (Details) [Line Items]
Divided shares			1,000,000,000
Stock split option																									24,208
stock options vesting period																																			3 years
Stock options per shares										63.6													81.6		292.8
Maximum [Member] | Smartconn [Member]
Equity (Details) [Line Items]
Equity percentage						90.00%
Equity Option [Member]
Equity (Details) [Line Items]
Stock split option																									1,795,000				16,729
Stock options per shares																													292.8
Equity Option [Member] | 2018 Stock Option Plan [Member]
Equity (Details) [Line Items]
Stock split option																													4,014,964
White Lion Capital LLC [Member]
Equity (Details) [Line Items]
Ordinary shares issued																																									22,875,000
Ordinary share issued																																							37,500
Net proceeds amount (in Dollars)																																									$ 3,519,202
Ordinary share received																																							100,000
White Lion Capital LLC [Member] | Private Placement [Member]
Equity (Details) [Line Items]
Ordinary shares issued																																							5,000,000
Net proceeds amount (in Dollars)																																							$ 491,180
YA II PN, LTD. [Member]
Equity (Details) [Line Items]
Stock options per shares																933
Net proceeds amount (in Dollars)																																							$ 3,945,066
Stock Issued During Period, Shares, Other																																							41,406,784
TBS Capital LP [Member] | Private Placement [Member]
Equity (Details) [Line Items]
Ordinary shares issued																																							11,836,592
A.G.P./Alliance Global [Member]
Equity (Details) [Line Items]
Stock options per shares																																									237	6,776
Boxinrui Acquisition [Member]
Equity (Details) [Line Items]
Stock options per shares				1,151,869
Ordinary shares issued				276,448,625
Common Stock [Member]
Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.00166667										$ 0.00166667
Prepaid shares													9,700,000,000
Additional par value (in Dollars per share)													$ 0.00166667
Common Stock [Member] | Powerbridge Technologies Co., Ltd. [Member]
Equity (Details) [Line Items]
Ordinary shares issued																																							3,953,773
Ordinary, shares outstanding																																									285,005,647

[1]	Retroactively restated for one-for-eight reverse split with effective date of September 22, 2023.